May 07, 2025
X-Square Municipal Income ETF

X-Square Municipal Income ETF

(ZTAX)

(a series of X-Square Series Trust)

Supplement dated May 7, 2025, to the Summary Prospectus and Prospectus dated January 28, 2025, as previously supplemented

Effective immediately, the Average Annual Total Returns table on page 8 of the Summary Prospectus and Prospectus has been replaced in its entirety with the following:

Average Annual Total Returns - X-Square Municipal Income ETF	1 Year	Since Inception	Inception Date
X-Square Municipal Income ETF Shares	2.80%	6.51%	May 18, 2023
X-Square Municipal Income ETF Shares | After Taxes on Distributions	2.42%	6.05%	May 18, 2023
X-Square Municipal Income ETF Shares | After Taxes on Distributions and Sales	1.65%	4.80%	May 18, 2023
Bloomberg Municipal Bond: High Yield (non-Investment Grade) Index (reflects no deduction for fees, expenses or taxes)	6.32%	7.68%	May 18, 2023